UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Quality Preferred Income Fund 2

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	4/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Quality Preferred Income Fund 2 (JPS)
April 30, 2014

Shares	Description (1)	Coupon		Ratings (2)	Value
	LONG-TERM INVESTMENTS - 137.2% (99.3% of Total Investments)
	$25 PAR (OR SIMILAR) RETAIL PREFERRED - 49.3% (35.7% of Total Investments)
	Banks - 8.7%
60,500	AgriBank FCB, (3)	6.875%		A-	$ 6,303,344
15,707	Banco Santander Finance	10.500%		BB	411,209
150,000	Barclays Bank PLC	8.125%		BBB-	3,886,500
271,589	Citigroup Capital XIII	7.875%		BBB-	7,403,516
370,000	Citigroup Inc.	6.875%		BB+	9,927,100
1,200	Citigroup Inc.	5.800%		BB+	28,164
117,000	City National Corporation	5.500%		BBB-	2,623,140
60,000	Fifth Third Bancorp.	6.625%		BBB-	1,593,600
146,500	First Naigara Finance Group	8.625%		BB+	4,252,895
324,100	General Electric Capital Corporation	4.875%		AA+	7,771,918
110,767	General Electric Capital Corporation	4.875%		AA+	2,671,700
137,589	General Electric Capital Corporation	4.700%		AA+	3,135,653
417,415	HSBC Holdings PLC	8.000%		BBB+	11,270,205
102,700	HSBC Holdings PLC	6.200%		BBB+	2,608,580
82,300	JPMorgan Chase & Company	5.500%		BBB	1,867,387
1,214,400	PNC Financial Services	6.125%		BBB	32,618,784
170,000	Wells Fargo & Company	5.850%		BBB+	4,309,500
	Total Banks				102,683,195
	Capital Markets - 5.2%
60,000	Affiliated Managers Group Inc.	6.375%		BBB	1,489,800
355,490	Ameriprise Financial, Inc.	7.750%		A	9,104,099
1,284,535	Deutsche Bank Capital Funding Trust II	6.550%		BBB-	33,783,271
13,800	Deutsche Bank Capital Funding Trust IX	6.625%		BBB-	354,522
91,791	Deutsche Bank Capital Funding Trust VIII	6.375%		BBB-	2,334,245
236,545	Deutsche Bank Contingent Capital Trust III	7.600%		BBB-	6,504,988
70,214	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		Baa3	1,730,073
5,200	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%		Baa3	131,664
3,090	Morgan Stanley Capital Trust III	6.250%		BB+	78,486
2,800	Morgan Stanley Capital Trust V	5.750%		Ba1	70,448
1,800	Morgan Stanley Capital Trust VIII	6.450%		BB+	45,324
37,600	State Street Corporation, (4)	5.900%		BBB+	976,096
180,922	State Street Corporation	5.250%		BBB+	4,260,713
	Total Capital Markets				60,863,729
	Consumer Finance - 0.3%
40,100	HSBC USA Inc.	6.500%		BBB+	1,022,149
100,000	HSBC USA Inc.	4.500%		BBB+	2,513,000
	Total Consumer Finance				3,535,149
	Diversified Financial Services - 3.3%
768,094	ING Groep N.V	7.200%		BBB-	19,824,506
731,274	ING Groep N.V	7.050%		BBB-	18,822,993
	Total Diversified Financial Services				38,647,499
	Diversified Telecommunication Services - 2.6%
184,004	Qwest Corporation	7.500%		BBB-	4,909,227
96,790	Qwest Corporation	7.375%		BBB-	2,585,261
383,205	Qwest Corporation	7.000%		BBB-	10,016,979
26,600	Qwest Corporation	7.000%		BBB-	688,142
296,095	Qwest Corporation	6.125%		BBB-	6,798,341
222,300	Verizon Communications Inc.	5.900%		A-	5,573,061
	Total Diversified Telecommunication Services				30,571,011
	Electric Utilities - 3.0%
360,400	Alabama Power Company, (3)	6.450%		A3	9,505,550
72,419	Duke Energy Capital Trust II	5.125%		Baa1	1,714,882
12,952	Entergy Arkansas Inc.	5.750%		A-	332,219
194,200	Entergy Arkansas Inc.	4.750%		A-	4,274,342
60,296	Entergy Louisiana LLC	5.875%		A2	1,514,636
25,000	Entergy Louisiana LLC	5.250%		A2	612,750
56,142	Entergy Louisiana LLC	4.700%		A2	1,223,334
43,776	Entergy Texas Inc.	7.875%		A-	1,116,726
10,000	Gulf Power Company, (3)	5.600%		BBB+	909,530
152,000	Integrys Energy Group Inc.	6.000%		BBB	3,838,000
145,100	Interstate Power and Light Company	5.100%		BBB	3,502,714
74,146	NextEra Energy Inc.	5.700%		BBB	1,825,475
152,000	NextEra Energy Inc.	5.625%		BBB	3,673,840
44,349	NextEra Energy Inc.	5.125%		BBB	988,539
28,540	NextEra Energy Inc.	5.000%		BBB	611,041
	Total Electric Utilities				35,643,578
	Food Products - 0.5%
53,400	Dairy Farmers of America Inc., 144A, (3)	7.875%		BBB-	5,772,209
	Insurance - 11.2%
1,717,889	Aegon N.V	6.375%		Baa1	44,441,788
490,320	Aflac Inc.	5.500%		Baa1	11,875,550
393,000	Allstate Corporation	5.100%		Baa1	9,872,160
301,725	Arch Capital Group Limited	6.750%		BBB	7,751,315
74,981	Aspen Insurance Holdings Limited	7.250%		BBB-	1,988,496
210,600	Aspen Insurance Holdings Limited	5.950%		BBB-	5,315,544
496,950	Axis Capital Holdings Limited	6.875%		BBB	12,836,219
240,539	Axis Capital Holdings Limited	5.500%		BBB	5,202,859
409,482	Delphi Financial Group, Inc., (3)	7.376%		BBB-	10,057,902
29,905	PartnerRe Limited	5.875%		BBB+	703,964
4,000	Protective Life Corporation	6.250%		BBB	99,240
317,875	Prudential PLC	6.750%		A-	8,166,209
280,000	Reinsurance Group of America Inc.	6.200%		BBB	7,588,000
68,864	RenaissanceRe Holdings Limited	5.375%		BBB+	1,501,235
125,600	Torchmark Corporation	5.875%		BBB+	3,072,176
75,563	W.R. Berkley Corporation	5.625%		BBB-	1,703,946
	Total Insurance				132,176,603
	Machinery - 1.1%
520,581	Stanley Black and Decker Inc.	5.750%		BBB+	12,926,026
	Media - 0.1%
57,800	Comcast Corporation	5.000%		A-	1,435,174
	Multi-Utilities - 1.7%
540,291	Dominion Resources Inc.	8.375%		BBB	13,777,421
112,600	DTE Energy Company	5.250%		Baa1	2,623,580
148,032	Scana Corporation	7.700%		BBB-	3,876,958
	Total Multi-Utilities				20,277,959
	Municipal - 0.3%
74,000	HSBC USA Inc.	2.858%		BBB+	3,589,740
	Real Estate Investment Trust - 9.7%
5,000	Alexandria Real Estate Equities Inc., Series B	6.450%		Baa3	126,350
100,000	DDR Corporation	6.250%		Baa3	2,357,000
51,667	Digital Realty Trust Inc.	7.375%		Baa3	1,312,342
17,545	Digital Realty Trust Inc.	7.000%		Baa3	440,380
69,868	Digital Realty Trust Inc.	5.875%		Baa3	1,539,891
162,885	Duke Realty Corporation, Series L	6.600%		Baa3	4,060,723
3,203	Health Care REIT, Inc.	6.500%		Baa3	81,132
321,594	Hospitality Properties Trust	7.125%		Baa3	8,297,125
58,372	Kimco Realty Corporation	6.900%		Baa2	1,505,998
7,961	Kimco Realty Corporation	6.000%		Baa2	192,577
253,032	Kimco Realty Corporation	5.625%		Baa2	5,698,281
133,372	National Retail Properties Inc.	6.625%		Baa2	3,344,970
82,301	Prologis Inc., (3)	8.540%		BBB-	4,963,779
152,633	PS Business Parks, Inc.	6.450%		Baa2	3,916,563
450,182	PS Business Parks, Inc.	6.000%		Baa2	10,777,357
8,418	PS Business Parks, Inc.	5.750%		Baa2	191,930
15,300	PS Business Parks, Inc.	5.700%		Baa2	352,665
196,229	Public Storage, Inc.	5.900%		A	4,844,894
6,400	Public Storage, Inc.	6.500%		A	167,104
220,000	Public Storage, Inc.	6.375%		A	5,599,000
203,125	Public Storage, Inc.	5.750%		A	4,897,344
20,000	Public Storage, Inc.	5.625%		A	473,800
139,683	Public Storage, Inc.	5.200%		A3	3,067,439
95,600	Public Storage, Inc.	5.200%		A	2,103,200
422,582	Realty Income Corporation	6.750%		Baa2	10,725,131
183,646	Realty Income Corporation	6.625%		Baa2	4,732,557
146,600	Regency Centers Corporation	6.625%		Baa3	3,703,116
3,948	Senior Housing Properties Trust	5.625%		BBB-	89,462
116,643	Ventas Realty LP	5.450%		BBB+	2,853,088
809,354	Vornado Realty LP	7.875%		BBB	20,921,801
55,798	Weingarten Realty Trust	6.500%		Baa3	1,392,160
	Total Real Estate Investment Trust				114,729,159
	U.S. Agency - 1.4%
42,800	Cobank Agricultural Credit Bank, (3)	11.000%		A-	2,247,000
144,000	Farm Credit Bank of Texas, 144A, (3)	6.750%		Baa1	14,827,502
	Total U.S. Agency				17,074,502
	Wireless Telecommunication Services - 0.2%
2,150	Telephone and Data Systems Inc.	7.000%		Baa3	55,083
81,428	Telephone and Data Systems Inc.	6.875%		Baa2	2,051,171
7,100	Telephone and Data Systems Inc.	6.625%		Baa3	176,577
4,300	Telephone and Data Systems Inc.	5.875%		Baa3	93,955
	Total Wireless Telecommunication Services				2,376,786
	Total $25 Par (or similar) Retail Preferred (cost $564,242,559)				582,302,319

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS - 6.8% (4.9% of Total Investments)
	Banks - 1.8%
$ 1,000	Den Norske Bank	0.500%	N/A (5)	Baa3	$ 675,000
1,000	Den Norske Bank	0.480%	N/A (5)	Baa3	675,000
19,000	JPMorgan Chase & Company	6.750%	N/A (5)	BBB	20,140,000
21,000	Total Banks				21,490,000
	Capital Markets - 2.0%
8,500	Credit Suisse Group AG, 144A	6.500%	8/08/23	BBB+	9,488,465
1,700	Macquarie Bank Limited, Reg S	10.250%	6/20/57	BB+	1,929,500
14,686	State Street Capital Trust IV, (6)	1.231%	6/15/37	A3	12,226,095
24,886	Total Capital Markets				23,644,060
	Construction & Engineering - 0.7%
7,500	Hutchison Whampoa International 12 Limited, 144A	6.000%	N/A (5)	BBB	8,081,250
	Electric Utilities - 0.2%
2,900	WPS Resource Corporation	6.110%	12/01/66	BBB	2,910,875
	Insurance - 1.6%
2,800	AIG Life Holdings Inc., 144A	7.570%	12/01/45	BBB	3,527,468
1,700	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB	1,868,436
6,300	Mitsui Sumitomo Insurance Company Limited, 144A	7.000%	3/15/72	A-	7,410,375
5,200	Prudential PLC, Reg S	11.750%	N/A (5)	A-	5,525,000
16,000	Total Insurance				18,331,279
	Multi-Utilities - 0.2%
2,000	Wisconsin Energy Corporation	6.250%	5/15/67	A3	2,067,500
	Oil, Gas & Consumable Fuels - 0.3%
3,700	DCP Midstream LLC, 144A	5.850%	5/21/43	Baa3	3,496,500
$ 77,986	Total Corporate Bonds (cost $74,330,411)				80,021,464

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 79.7% (57.7% of Total Investments)
	Banks - 30.0%
3,400	Bank One Capital III	8.750%	9/01/30	BBB	4,544,134
575	Barclays Bank PLC, 144A	7.434%	N/A (5)	BBB-	642,563
10,230	Barclays Bank PLC, 144A	6.860%	N/A (5)	BBB-	10,946,100
5,000	Barclays Bank PLC	6.278%	N/A (5)	BBB-	5,062,595
10,500	Barclays PLC	8.250%	N/A (5)	BB+	11,182,500
5,400	Citigroup Capital III	7.625%	12/01/36	BBB-	6,476,512
6,000	Citigroup Inc.	8.400%	N/A (5)	BB+	6,937,500
5,500	Citigroup Inc.	5.950%	N/A (5)	BB+	5,438,125
3,000	Credit Agricole SA, 144A	7.875%	N/A (5)	BB+	3,227,700
1,500	First Empire Capital Trust I	8.234%	2/01/27	BBB	1,526,258
17,095	First Union Capital Trust II, Series A	7.950%	11/15/29	BBB+	20,987,497
4,300	Fulton Capital Trust I	6.290%	2/01/36	Baa3	4,042,000
3,200	General Electric Capital Corporation	6.250%	N/A (5)	AA-	3,476,000
32,500	General Electric Capital Corporation	7.125%	N/A (5)	AA-	37,375,000
2,800	General Electric Capital Corporation	6.375%	11/15/67	AA-	3,115,000
10,000	Groupe BCPE	2.990%	N/A (5)	BBB-	9,000,000
1,895	HBOS Capital Funding LP, 144A	6.071%	N/A (5)	BB+	1,895,000
12,650	HBOS Capital Funding LP, Notes, Reg S	6.850%	N/A (5)	BB+	12,719,575
13,550	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (5)	BBB+	19,783,000
6,852	HSBC Financial Capital Trust IX	5.911%	11/30/35	BBB+	7,108,950
10,500	HSBC Bank PLC	0.688%	N/A (5)	A-	7,192,500
5,500	HSBC Bank PLC	0.600%	N/A (5)	A-	3,781,250
7,800	JPMorgan Chase & Company	6.000%	N/A (5)	BBB	7,761,000
1,400	JPMorgan Chase & Company	5.150%	N/A (5)	BBB	1,324,750
2,800	JPMorgan Chase Capital XXIII	1.224%	5/15/47	BBB	2,184,000
6,000	KeyCorp Capital III	7.750%	7/15/29	BBB-	7,104,450
6,350	Lloyd’s Banking Group PLC, 144A	6.657%	N/A (5)	BB+	6,762,750
1,802	Lloyd’s Banking Group PLC	7.500%	N/A (5)	BB	1,883,090
6,200	M&T Bank Corporation	6.375%	N/A (5)	BBB	6,374,375
26,000	M&T Bank Corporation	6.875%	N/A (5)	BBB	26,151,372
5,600	National Australia Bank	8.000%	N/A (5)	BBB+	6,244,000
11,827	Nordea Bank AB, Reg S	8.375%	N/A (5)	BBB+	12,424,264
20,000	PNC Financial Services Inc.	6.750%	N/A (5)	BBB	22,050,000
3,400	Royal Bank of Scotland Group PLC	7.648%	N/A (5)	BB	3,740,000
2,000	Societe Generale, 144A	7.875%	N/A (5)	BB+	2,090,800
800	Societe Generale, 144A	0.980%	N/A (5)	BBB-	680,000
24,144	Societe Generale, Reg S	8.750%	N/A (5)	BBB-	25,399,488
6,450	Standard Chartered PLC, 144A	7.014%	N/A (5)	BBB+	7,030,500
4,300	Wells Fargo & Company, (7)	7.500%	N/A (5)	BBB+	5,121,386
20,000	Wells Fargo & Company	7.980%	N/A (5)	BBB+	22,700,000
	Total Banks				353,485,984
	Capital Markets - 7.0%
11,000	Charles Schwab Corporation	7.000%	N/A (5)	BBB+	12,708,850
14,600	Credit Suisse Group AG, 144A	7.500%	N/A (5)	BB+	15,859,250
6,300	Credit Suisse Guernsey, Reg S	7.875%	2/24/41	BBB-	6,874,875
750	Goldman Sachs Group Inc.	5.700%	N/A (5)	BB+	765,938
38,331	Goldman Sachs Group, Inc.	6.345%	2/15/34	Baa3	40,530,049
1,200	Macquarie PMI LLC	8.375%	N/A (5)	BB+	1,272,000
4,000	Morgan Stanley	5.450%	N/A (5)	BB+	4,035,000
	Total Capital Markets				82,045,962
	Diversified Financial Services - 2.5%
2,861	Countrywide Capital Trust III, Series B	8.050%	6/15/27	BB+	3,432,116
2,300	ING US Inc.	5.650%	5/15/53	Ba1	2,299,770
18,030	Rabobank Nederland, 144A	11.000%	N/A (5)	A-	24,024,975
	Total Diversified Financial Services				29,756,861
	Electric Utilities - 2.7%
15,200	Electricite de France, 144A	5.250%	N/A (5)	A3	15,511,600
8,000	FPL Group Capital Inc.	6.650%	6/15/67	BBB	8,050,000
7,700	PPL Capital Funding Inc.	6.700%	3/30/67	BB+	7,777,000
	Total Electric Utilities				31,338,600
	Industrial Conglomerates - 0.1%
1,600	General Electric Capital Trust I	6.375%	11/15/67	AA-	1,772,000
	Insurance - 29.9%
6,400	AIG Life Holdings Inc.	8.500%	7/01/30	BBB	8,436,595
1,200	Allstate Corporation	6.500%	5/15/57	Baa1	1,293,000
6,805	American International Group, Inc.	8.175%	5/15/58	BBB	9,101,688
9,450	AXA SA, 144A	6.379%	N/A (5)	Baa1	10,135,125
2,000	AXA SA, Reg S	2.810%	N/A (5)	A3	1,810,000
11,350	AXA SA	8.600%	12/15/30	A3	14,698,250
15,359	Catlin Insurance Company Limited, 144A	7.249%	N/A (5)	BBB+	15,819,770
6,500	Dai-Ichi Mutual Life, 144A	7.250%	N/A (5)	A3	7,605,000
1,200	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	BBB+	1,248,000
16,700	Glen Meadows Pass Through Trust, 144A	6.505%	2/12/67	BB+	16,533,000
2,600	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	2,827,500
6,600	Great West Life & Annuity Insurance Capital LP II, 144A	7.153%	5/16/46	A-	6,831,000
7,800	Liberty Mutual Group, 144A	7.000%	3/15/37	Baa3	8,307,000
10,481	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	11,922,138
2,500	Lincoln National Corporation	6.050%	4/20/67	BBB	2,512,500
16,600	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	20,169,000
31,100	MetLife Capital Trust X, 144A	9.250%	4/08/38	BBB	41,829,500
23,754	National Financial Services Inc.	6.750%	5/15/37	Baa2	24,229,080
4,200	Oil Insurance Limited, 144A	3.216%	N/A (5)	Baa1	3,951,238
3,750	Provident Financing Trust I	7.405%	3/15/38	Baa3	4,181,250
1,135	Prudential Financial Inc.	8.875%	6/15/38	BBB+	1,387,538
6,400	Prudential Financial Inc.	5.875%	9/15/42	BBB+	6,736,000
30,400	Prudential Financial Inc.	5.625%	6/15/43	BBB+	31,388,000
14,250	Prudential PLC, Reg S	6.500%	N/A (5)	A-	14,392,500
29,870	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB	32,035,575
20,500	Sompo Japan Insurance, 144A	5.325%	3/28/73	A-	21,935,000
5,000	Sumitomo Life Insurance Company, 144A	6.500%	9/20/73	BBB+	5,762,500
2,600	White Mountains Insurance Group, 144A	7.506%	N/A (5)	BB+	2,738,910
21,257	ZFS Finance USA Trust V, 144A	6.500%	5/09/37	A	22,798,133
	Total Insurance				352,614,790
	Machinery - 0.2%
2,250	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	2,432,809
	Multi-Utilities - 0.6%
6,400	Dominion Resources Inc.	7.500%	6/30/66	BBB	6,944,000
	Real Estate Investment Trust - 0.3%
3,522	Sovereign Capital Trusts	7.908%	6/13/36	Ba1	3,662,880
	Road & Rail - 1.1%
11,400	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	12,597,000
	Specialty Retail - 1.3%
1,400	Swiss Re Capital I, Reg S	6.854%	N/A (5)	A	1,498,000
13,400	Swiss Re Capital I, 144A	6.854%	N/A (5)	A	14,338,000
	Total Specialty Retail				15,836,000
	Thrifts & Mortgage Finance - 0.0%
500	Onbank Capital Trust I	9.250%	2/01/27	BBB	508,166
	U.S. Agency - 0.2%
1,700	Farm Credit Bank of Texas	10.000%	N/A (5)	Baa1	2,077,719
	Wireless Telecommunication Services - 3.8%
36,228	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB-	45,024,611
	$1,000 Par (or similar) Institutional Preferred (cost $853,661,042)				940,097,382

Shares	Description (1), (8)				Value
	INVESTMENT COMPANIES - 1.4% (1.0% of Total Investments)
672,285	Blackrock Credit Allocation Income Trust IV				$ 9,196,859
395,914	John Hancock Preferred Income Fund III				7,082,901
	Total Investment Companies (cost $23,067,281)				16,279,760
	Total Long-Term Investments (cost $1,515,301,293)				1,618,700,925

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 0.9% (0.7% of Total Investments)
$ 10,624	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/14, repurchase price $10,623,647, collateralized by $11,365,000 U.S. Treasury Notes, 1.750%, due 5/15/22, value $10,839,369	0.000%	5/01/14		$ 10,623,647
	Total Short-Term Investments (cost $10,623,647)				10,623,647
	Total Investments (cost $1,525,924,940) - 138.1%				1,629,324,572
	Borrowings - (39.3)% (9), (10)				(464,000,000)
	Other Assets Less Liabilities - 1.2% (11)				14,525,797
	Net Assets Applicable to Common Shares - 100%				$ 1,179,850,369

Investments in Derivatives as of April 30, 2014

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (12)	Date	(Depreciation) (11)
JPMorgan	$ 134,344,000	Receive	1-Month USD-LIBOR	1.255%	Monthly	12/01/14	12/01/18	$ 4,839,291
JPMorgan	134,344,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	2,547,430
Morgan Stanley	77,200,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/11	3/21/16	(2,448,720)
	$ 345,888,000							$ 4,938,001

	Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

				Level 1	Level 2		Level 3	Total
	Long-Term Investments:
	$25 Par (or similar) Retail Preferred			$527,715,503	$54,586,816		$—	$582,302,319
	Corporate Bonds			—	80,021,464		—	80,021,464
	$1,000 Par (or similar) Institutional Preferred			5,121,386	934,975,996		—	940,097,382
	Investment Companies			16,279,760	—		—	16,279,760
	Short-Term Investments:
	Repurchase Agreements			—	10,623,647		—	10,623,647
	Investments in Derivatives:
	Interest Rate Swaps*			—	4,938,001		—	4,938,001
	Total			$549,116,649	$1,085,145,924		$—	$1,634,262,573

	* Represents net unrealized appreciation (depreciation).

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

	As of April 30, 2014, the cost of investments (excluding investments in derivatives) was $1,528,761,610.

	Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2014, were as follows:

	Gross unrealized:
	Appreciation							$ 118,340,444
	Depreciation							(17,777,482)

	Net unrealized appreciation (depreciation) of investments							$ 100,562,962

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

	(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

	(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

	(3)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Preferred classified as Level 2.

	(4)	Non-income producing; issuer has not declared a dividend within the past twelve months.

	(5)	Perpetual security. Maturity date is not applicable.

	(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

	(7)	For fair value measurement disclosure purposes, $1,000 Par (or similar) Institutional Preferred classified as Level 1.

	(8)

A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

	(9)	Borrowings as a percentage of Total Investments is 28.5%.

	(10)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $964,989,482 have been pledged as collateral for Borrowings.

	(11)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

	(12)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

	N/A	Not applicable.

	144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

	PPLUS	PreferredPlus Trust.

	REIT	Real Estate Investment Trust.

	Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

	USD-LIBOR	United States Dollar - London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund 2

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 27, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 27, 2014